ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 66.0	$ 73.9
Marketing expenses payable	2.3	4.7
Income tax payable	28.6	40.7
Legal accrual	22.5	27.8
Other accrued expenses	57.2	65.1
Accrued expenses and other liabilities total	$ 176.6	$ 212.2